CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Restricted Stock - Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 27,505,910	$ 8,442,958	$ 29,171,087	$ 28,479,211	$ (40,794)	$ (599,789)	$ 92,958,583
Balance (in shares) at Dec. 31, 2010		8,442,958
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Restricted Stock		(3,700)	(25,993)		29,693		0
Forfeiture of Restricted Stock (in shares)		(3,700)
Amortization of Unearned Compensation					11,101		11,101
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						2,509,531	2,509,531
Accretion of Fair Value of Warrant	156,566			(156,566)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income				2,533,595			2,533,595
Balance at Dec. 31, 2011	27,662,476	8,439,258	29,145,094	29,456,240	0	1,909,742	96,612,810
Balance (in shares) at Dec. 31, 2011		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(2,059,556)	(2,059,556)
Accretion of Fair Value of Warrant	164,577			(164,577)			0
Dividends on Preferred Shares				(1,435,385)			(1,435,385)
Net Income				2,641,298			2,641,298
Balance at Dec. 31, 2012	27,827,053	8,439,258	29,145,094	30,497,576	0	(149,814)	95,759,167
Balance (in shares) at Dec. 31, 2012		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(8,925,212)	(8,925,212)
Accretion of Fair Value of Warrant	172,947			(172,947)			0
Dividends on Preferred Shares				(1,508,761)			(1,508,761)
Net Income				4,629,045			4,629,045
Balance at Dec. 31, 2013	$ 28,000,000	$ 8,439,258	$ 29,145,094	$ 33,444,913	$ 0	$ (9,075,026)	$ 89,954,239
Balance (in shares) at Dec. 31, 2013		8,439,258